LONG-TERM DEBT (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Apr. 07, 2017	Dec. 31, 2016
LONG-TERM DEBT
Total debt	$ 1,371,851		$ 1,202,686
Less: current portion			129,896
Long-term debt	1,371,851		1,072,790
Credit Facility
LONG-TERM DEBT
Total debt	(6,181)		(6,416)
Outstanding borrowings	0		0
Letters of credit
LONG-TERM DEBT
Total debt	800
2017 Notes
LONG-TERM DEBT
Total debt	297,784
2016 Notes
LONG-TERM DEBT
Total debt	348,002		347,716
2015 Note
LONG-TERM DEBT
Total debt	49,495		49,429
2012 Notes
LONG-TERM DEBT
Total debt	199,063		198,894
2010 Notes
LONG-TERM DEBT
Total debt	$ 483,688		598,167
Outstanding borrowings		$ 485,000
Other attributable debt instruments
LONG-TERM DEBT
Total debt			$ 14,896